PROFIT BEFORE TAX	12 Months Ended
Dec. 31, 2020
PROFIT BEFORE TAX [abstract]
Disclosure of profit before tax

7.         PROFIT BEFORE TAX

The Group's profit before tax is arrived at after (crediting)/charging:

	2018	2019	2020

Crediting:
Interest income from bank deposits	(798)	(1,067)	(1,473)

Investment income:
– Fair value changes on other financial assets	(3,685)	(4,603)	(2,978)

Insurance compensation on disposal of property, plant and equipment	(611)	(436)	(65)

Charging:
Auditors' remuneration:
– Audit fee	52	54	55
– Other fees	7	10	8

	59	64	63

Employee wages, salaries, allowances and social security costs	8,406	7,943	7,968

Impairment and provision:
- Property, plant and equipment	196	2,072	6,697
- Recognition/(reversal) of expected credit losses, net	151	57	(1,373)
- Others	319	(35)	(125)
	666	2,094	5,199

Depreciation, depletion and amortization:
– Property, plant and equipment	50,810	54,862	52,106
– Right-of-use assets	-	1,359	1,258
– Intangible assets	405	365	402
– Net amount capitalized	(377)	1,113	(1,460)

	50,838	57,699	52,306

Lease rentals:
– Office properties	668	444	413
– Plant and equipment	1,563	280	412

	2,231	724	825

Repairs and maintenance	4,596	5,415	4,721
Research and development costs	2,350	1,632	2,702
Loss/(gain) on disposal of property, plant and equipment	77	(92)	(1)